SUBSEQUENT EVENTS (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jan. 01, 2015
BlueTrend | BlueCrest Capital Management LLP
Subsequent Events
Management fee rate (as a percent)	2.00%
Percentage of management fees paid to sponsor	50.00%
BlueTrend | BlueCrest Capital Management LLP | Class DS units
Subsequent Events
Management fee rate (as a percent)	2.00%
Aspect | Aspect Capital Limited
Subsequent Events
Management fee rate (as a percent)	2.00%
Percentage of management fees paid to sponsor	25.00%
Aspect | Aspect Capital Limited | Class DS units
Subsequent Events
Percentage of management fees paid to sponsor	25.00%
Subsequent events | BlueTrend | BlueCrest Capital Management LLP | Class DS units
Subsequent Events
Management fee rate (as a percent)		1.50%
Percentage of management fees paid to sponsor		0.65%
Subsequent events | Aspect | Aspect Capital Limited | Class DS units
Subsequent Events
Percentage of management fees paid to sponsor		50.00%